Expense Example {- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-13 - Fidelity Canada Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Canada Fund: Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor Canada Fund: Class M
Expense Example:
1 year	494
3 years	799
5 years	1,125
10 years	2,046
Fidelity Advisor Canada Fund: Class C
Expense Example:
1 year	298
3 years	612
5 years	1,052
10 years	2,275
Fidelity Advisor Canada Fund: Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Canada Fund: Class Z
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894